Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Patient and net professional fees	$ 45,366	$ 15,114	$ 80,424	$ 27,235	$ 80,917	$ 31,128
Contracted marketing revenues	2,839		3,649		2,171
Factoring revenues	662		1,910		941
Total revenue	48,867	15,114	85,983	27,235	84,029	31,128
Cost of revenues	910		971		201
Gross Profit	47,957	15,114	85,012	27,235	83,828	31,128
Operating expenses and Corporate costs:
Depreciation	985		1,648		1,643
Total corporate costs	38,510		64,923		62,995
Income from operations	1,621	2,856	5,405	3,880	20,833	4,676
Other expense (income):
Gain on bargain purchase					0	(2,392)
Interest expense	294	60	784	113	288	97
Other expense (income), net	(1,277)	(85)	(1,412)	(66)	(183)	120
Total other (income) expense	(983)	(25)	(628)	47	105	(2,175)
Net income before income taxes and noncontrolling interests	2,604	2,881	6,033	3,833	20,728	6,851
Income tax	454	158	606	238	480	177
Net income	2,150	2,723	5,427	3,595	20,248	6,674
Net income attributable to noncontrolling interests	3,738	2,505	8,228	3,864	13,062	5,476
Net (loss) income attributable to Nobilis Health Corp.	$ (1,588)	$ 218	$ (2,801)	$ (269)	$ 7,186	$ 1,198
Net (loss) income per basic common share	$ (0.02)	$ 0.01	$ (0.05)	$ (0.01)	$ 0.15	$ 0.03
Net (loss) income per fully diluted common share	$ (0.02)	$ 0.01	$ (0.05)	$ (0.01)	$ 0.15	$ 0.03
Weighted average shares outstanding (basic)	63,531,390	43,411,318	61,872,658	43,301,603	46,517,815	36,793,950
Weighted average shares outstanding (fully diluted)	63,531,390	44,641,426	61,872,658	43,301,603	48,781,348	37,637,662
Operating Expense
Operating expenses and Corporate costs:
Salaries and benefits	$ 9,028	$ 2,003	$ 16,672	$ 3,918	$ 11,933	$ 5,329
Drugs and supplies	7,940	2,405	12,889	3,969	11,094	4,423
General and administrative	20,587	6,006	33,770	11,912	31,791	10,648
Depreciation	955	305	1,592	603	1,529	650
Total corporate costs	38,510	10,719	64,923	20,402	56,347	21,050
Corporate
Operating expenses and Corporate costs:
Salaries and benefits	1,001	470	1,992	1,029	2,386	2,285
General and administrative	6,054	689	11,424	1,241	4,082	2,228
Legal expenses	741	351	1,212	622	66	808
Depreciation	30	29	56	61	114	81
Total corporate costs	$ 7,826	$ 1,539	$ 14,684	$ 2,953	$ 6,648	$ 5,402